Employee share scheme reserve (Tables)	12 Months Ended
Dec. 31, 2025
Employee share scheme reserve
Summary of number and weighted average exercise prices of share options

	2025		2024		2023
	Average		Average		Average
	exercise		exercise		exercise
	price per	Number of	price per	Number of	price per	Number of
	share option	options	share option	options	share option	options
	USD		USD		USD
As of 1 January	18.77	246,304	40.330	106,304	3.554	10,866,324
Reverse stock split effect (1 to 25) (i)	—	—	—	—	88.86	434,203
Granted during the year	0.01	50,000	0.01	140,000	162.500	2,728
Exercised during the year	—	—	—	—	0.001	(116,629)
Forfeited during the year	—	—	—	—	162.300	(213,998)
As of 31 December	15.60	296,304	18.77	246,304	40.330	106,304
As of 31 December reflecting reverse share split			—	—	40.33	106,304
Vested and exercisable	18.23	168,179	36.61	126,304	38.790	105,529

12Employee share scheme reserve (continued)

(i)Reverse share split: on 25 January 2023, the Company restructured its outstanding and authorized shares through reverse share split with a ratio of 1 to 25, accordingly all the share awards and strike prices were adjusted using the same ratio.

Summary of expiry date and exercise prices

	As of 31 December
	2025	2024	2023
Number of options outstanding	296,304	246,303	106,304
Range of exercise price	$0-$250	$0-$250	$0-$250
Range of expiry dates	April 2027 – August 2035	April 2027 – June 2036	April 2027– June 2036
Weighted average remaining contractual life (in years)	7.22	7.72	6.05

Summary of strike price

	As of 31 December
Strike price	2025	2024
$0-20	230,611	180,610
$20-47.5	17,646	17,646
$47.5-61.5	6,565	6,565
$61.5-85	36,894	36,894
$250	4,588	4,588